Fair Value of Financial Instruments - Additional Information (Detail) - USD ($)			9 Months Ended	12 Months Ended
	Jan. 13, 2016	Sep. 08, 2015	Sep. 30, 2016	Dec. 31, 2015
Redwood City, California [Member] | Level 3 [Member] | Sublease of Excess Space [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value inputs, discount rate	20.00%
NeoForce, Inc [Member] | NeoForce Group, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of royalty		$ 153,000	$ 188,000	$ 153,000
Fair value inputs, discount rate		20.00%	20.00%